Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Equity attributable to owners of parent [member]	Share capital [member]	Share issuance costs [member]	Share-based compensation reserve (granted) [member]	Share-based compensation reserve (vested) [member]	Treasury shares	Accumulated profit (loss) [member]	Non-controlling shareholders
Equity at beginning of the period at Dec. 31, 2021	R$ 4,665,209	R$ 4,665,209	R$ 4,961,988	R$ (141,173)	R$ 30,445	R$ 31,043	R$ (23,880)	R$ (193,214)
Changes in equity [abstract]
Profit (loss) for the year	(54,573)	(54,573)						(54,573)
Share based compensation granted and issued	19,043	19,043			19,043
Share based compensation vested					(3,243)	3,243
Equity at end of the period at Dec. 31, 2022	4,629,679	4,629,679	4,961,988	(141,173)	46,245	34,286	(23,880)	(247,787)
Changes in equity [abstract]
Profit (loss) for the year	(82,978)	(83,772)						(83,772)	R$ 794
Share based compensation granted and issued	13,382	13,382			13,382
Share based compensation vested					(4,286)		4,286
Purchase of treasury shares	(39,931)	(39,931)					(39,931)
Non-controlling shareholders	639								639
Equity at end of the period at Dec. 31, 2023	4,520,791	4,519,358	4,961,988	(141,173)	55,341	34,286	(59,525)	(331,559)	1,433
Changes in equity [abstract]
Profit (loss) for the year	486,354	486,487						486,487	(133)
Share based compensation granted and issued	8,697	8,697			8,697
Share based compensation vested					(7,415)		7,415
Purchase of treasury shares	(22,531)	(22,531)					(22,531)
Equity at end of the period at Dec. 31, 2024	R$ 4,993,311	R$ 4,992,011	R$ 4,961,988	R$ (141,173)	R$ 56,623	R$ 34,286	R$ (74,641)	R$ 154,928	R$ 1,300